UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                   FORM 13F

         FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Eagle Capital Management, L.L.C.
Address: 499 Park Avenue
         New York, New York 10022

13F File Number:   28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Ravenel B. Curry, III
Title:        Managing Director
Phone:        212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   July 27, 1999

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[    ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $273,691,000


                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109     1215    21777 SH
     SOLE                    21777
AMR Corporation                COM              001765106     3344    49000 SH
     SOLE                    49000
Alleghany                      COM              017175100     6507    35175 SH
     SOLE                    35175
American Intl Group            COM              026874107     5370    45800 SH
     SOLE                    45800
Artisan Components             COM              042923102     3525   303200 SH
     SOLE                   303200
Baker Hughes                   COM              057224107    13990   417600 SH
     SOLE                   417600
Berkley W R Corp               COM              084423102     4517   180678 SH
     SOLE                   180678
Chicago Title Corporation      COM              168228104     6594   184761 SH
     SOLE                   184761
Citigroup                      COM              172967101    13379   281670 SH
     SOLE                   281670
Comcast Cl A Special           COM              200300200    16114   419220 SH
     SOLE                   419220
Continental Airlines Class B   COM              210795308     2156    57300 SH
     SOLE                    57300
Devon Energy                   COM              251799102     4849   135400 SH
     SOLE                   135400
Duke Energy                    COM              264399106     5508   101178 SH
     SOLE                   101178
EMC Corp                       COM              268648102     5038    91600 SH
     SOLE                    91600
Emerson Electric               COM              291011104      441     7000 SH
     SOLE                     7000
Equity Office Properties       COM              459241411     7075   276100 SH
     SOLE                   276100
Equity Residential Property    COM              29476L107     7922   175800 SH
     SOLE                   175800
Exxon                          COM              302290101      308     4000 SH
     SOLE                     4000
Family Dollar Stores           COM              307000109     4243   176800 SH
     SOLE                   176800
Federal National Mortgage      COM              313586109      468     6850 SH
     SOLE                     6850
Flanders Corp                  COM              338494990      465   133000 SH
     SOLE                   133000
Gemstar International Group    COM              G3788V106    16560   253800 SH
     SOLE                   253800
GlobalStar                     COM              G3930H104     6970   300600 SH
     SOLE                   300600
Host Marriott                  COM              44107P104     3537   297881 SH
     SOLE                   297881
Hyperion Solutions Corp        COM              44914M104     4384   246094 SH
     SOLE                   246094
Liberty Media Class A / AT&T C COM              001957208    22898   623082 SH
     SOLE                   623082
Mapics, Inc.                   COM              564910107     4005   379200 SH
     SOLE                   379200
Monsanto                       COM              611662107     3462    87500 SH
     SOLE                    87500
NTL Incorporated               COM              459216107    12572   145863 SH
     SOLE                   145863
Nabors Industries              COM              629568106     8305   340700 SH
     SOLE                   340700
National Instruments           COM              636518102    10001   247700 SH
     SOLE                   247700
Newfield Exploration           COM              651290108    10411   366100 SH
     SOLE                   366100
Noble Affiliates Inc.          COM              654894104     5062   179600 SH
     SOLE                   179600
Prosoft                        COM              743477101       29    11800 SH
     SOLE                    11800
Rogue Wave Software, Inc.      COM              775369101     1219   133636 SH
     SOLE                   133636
Softworks                      COM              83404P102     3327   302500 SH
     SOLE                   302500
TransMontaigne Inc.            COM              893934109     2084   165900 SH
     SOLE                   165900
Transaction Systems            COM              893416107     9992   256200 SH
     SOLE                   256200
US Oncology                    COM              90338w103     7888   657310 SH
     SOLE                   657310
United Health Care             COM              910581107    13696   218700 SH
     SOLE                   218700
Vastar Resources, Inc.         COM              922380100     9281   177000 SH
     SOLE                   177000
Waste Management Inc.          COM              94106L109     4273    79500 SH
     SOLE                    79500
White Mountains Insurance Grou COM              964126106      705     5000 SH
     SOLE                     5000